Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 14 – COMMITMENTS AND CONTINGENCIES

COMMITMENTS

On May 6, 2025, the Court announced that the bankruptcy liquidation of BVBA had been completed and the bankruptcy proceedings were concluded. As a result, BVBA was fully disposed of as of December 31, 2025.

CONTINGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Since November 2019, the Company has been involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2022. These claims are substantially related to non-payment of wage payables, non-payment of vendor payables and non-payment of loans and notes payables. These legal proceedings led to, among others actions, certain of the Tiandihui’s bank accounts and property, plant and equipment judicially frozen by the court as of December 31, 2022 and 2021. On March 13, 2021, the land and factory buildings above the land owned by Tiandihui. were actioned by the court for $5,098,461 (RMB 33.14 million). In 2021, we paid RMB3.73 million to substantially settle the labor arbitration cases with our former employees, and certain proceeds were used to repay the bank loans. On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Tiandihui and it entered into bankruptcy proceedings. On December 27, 2023, the Court announced that the bankruptcy property distribution plan of Tiandihui was implemented and the bankruptcy proceedings were completed. As a result, Tiandihui has been fully disposed as of December 31, 2023, and all the material claims against Tiandihui that arose prior to the date of the completion of it bankruptcy proceedings were resolved. However, we may be subject to claims that were not discharged in the bankruptcy proceedings, if any. To the extent any pre-bankruptcy liability still remains, the ultimate resolution of such claims and other obligations may have a material adverse effect on our future operating results, profitability and financial condition.

In addition, the Company has historically incurred losses and it is uncertain whether the Company may continue to incur losses in the future. As a result of the discontinuation of the pet food business and the restaurant business as disclosed above, the Company has successfully transformed its core operations to focus on the commercial real estate business. If the Company is unable to effectively operate and manage the commercial property rental business, optimize its asset portfolio, or successfully develop new business opportunities, the Company may continue to face challenges in sustaining or improving its profitability in the future.

Specific Contingencies

(i) Pipeline Leakage Litigation: Beijing Jingshi Commercial Management Co., Ltd., a subsidiary of the Company principally engaged in commercial real estate leasing business, has been named as a defendant in a lawsuit filed by a client alleging property damage caused by pipeline leakage. In connection with this litigation, the People’s Court of Chaoyang District, Beijing issued a property preservation order freezing RMB 56,725.89 (USD$8,070) in bank deposits held by Beijing Jingshi Commercial Management Co., Ltd. at China Merchants Bank Co., Ltd., Beijing Guanghua Road Branch. Such frozen funds have been reclassified as restricted cash and presented in the consolidated balance sheet, and are not included in cash and cash equivalents. On March 31, 2026, the People’s Court of Chaoyang District, Beijing ordered the Company to pay compensation of RMB 54,000 (USD$7,804) to Beijing Liangquan Law Firm, and dismissed all other claims of Beijing Liangquan Law Firm.

(ii) Formaldehyde Exceedance Litigation: Beijing Jingshi Space Commercial Management Co., Ltd., a subsidiary of the Company principally engaged in commercial real estate leasing business, has been named as a defendant in a lawsuit filed by a client alleging personal injury caused by excessive formaldehyde. As of April 15, 2026, the Company has not received formal court notice, and the amount of damages claimed by the plaintiff remains unspecified. Based on currently available information, the Company’s legal counsel has assessed that the likelihood of an unfavorable outcome is reasonably possible. As the claim amount has not been determined, a reasonable estimate of potential loss or the range of loss cannot be made at this time, and accordingly no accrual has been recorded. The Company will continue to monitor developments in this matter and update this disclosure as facts and circumstances change. In connection with this litigation, the People’s Court of Chaoyang District, Beijing issued a property preservation order freezing RMB 83,496 (USD$11,879) in bank deposits held by Beijing Jingshi Space Commercial Management Co., Ltd. at China Merchants Bank Co., Ltd., Beijing Guanghua Road Branch. Such frozen funds have been reclassified as restricted cash and presented in the consolidated balance sheet, and are not included in cash and cash equivalents. The existence of the court’s freezing order indicates that formal legal proceedings are ongoing. The Company will provide updated disclosure upon receipt of formal court notice or determination of the amount involved.